Supplemental Cash Flow Information_Cash Inflows And Outflows From Income Tax Interests And Dividends(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income Taxes Paid Refund Classified As Operating Activities	₩ 646,802	₩ 231,786	₩ 218,215
Interest Received Classified As Operating Activities	11,243,363	10,208,678	10,976,847
Interest Paid Classified As Operating Activities	3,444,715	3,707,653	4,569,076
Dividends Received Classified As Operating Activities	229,289	132,654	160,562
Dividends Paid Classified As Financing Activities	₩ 497,969	₩ 378,625	₩ 301,354